Goodwill and Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2,171,000	$ 2,191,000	$ 2,350,000
Mortgage servicing rights
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	214,000	241,000	239,000
Core deposit intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2,000,000	$ 2,200,000	$ 2,400,000